Fair Value Measurement - Summary of Comparison By Class of Carrying Amount and Fair Value of Group Financial Instruments (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of liabilities [line items]
Fair value	₽ 429,700	₽ 424,871
Carrying amount	463,342	481,543
Level 3 of fair value hierarchy [member] | Floating rate loans and borrowings [member] | Financial liabilities measured at amortised cost [member]
Disclosure of fair value measurement of liabilities [line items]
Fair value	356,444	355,794
Carrying amount	384,608	402,024
Level 3 of fair value hierarchy [member] | Fixed rate loans and borrowings [member] | Financial liabilities measured at amortised cost [member]
Disclosure of fair value measurement of liabilities [line items]
Fair value	21,852	20,505
Carrying amount	23,029	23,110
Level 3 of fair value hierarchy [member] | Other non-current financial liabilities [member] | Financial liabilities measured at amortised cost [member]
Disclosure of fair value measurement of liabilities [line items]
Fair value	40,528	33,854
Carrying amount	44,510	40,916
Level 1 of fair value hierarchy [member] | Bond [member] | Financial liabilities measured at amortised cost [member]
Disclosure of fair value measurement of liabilities [line items]
Fair value	10,876	13,984
Carrying amount	₽ 11,195	14,759
Level 2 of fair value hierarchy [member] | Other current financial liabilities [member] | Financial liabilities measured at fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Fair value		734
Carrying amount		₽ 734